Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Balance Sheet Related Disclosures [Abstract]
Prepaid expenses and other receivables	$ 4,064	$ 1,610
Payroll tax credit receivable	400	650
Total prepaid expenses and other current assets	$ 4,464	$ 2,260